INCOME TAXES - Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)
INCOME TAXES
Valuation allowance for deferred tax assets		$ 18,141	¥ 124,726	¥ 16,490	¥ 16,489	¥ 0
Net increase in total valuation allowance due to disposal of subsidiaries	¥ 108,240
Increase in valuation allowance due to disposal of subsidiaries	109,090
Decrease in valuation allowance due to disposal of subsidiaries	¥ 850
Valuation allowance related to net operating loss carryforwards and others			¥ 124,730		¥ 16,490